Convertible Securities (Details) - USD ($)		1 Months Ended		3 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Feb. 14, 2025	Mar. 31, 2026	Dec. 22, 2025	May 27, 2025	Jan. 10, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Apr. 20, 2026
Convertible Securities
Derivative liability						$ 137,942,000
Exercise price of warrants										$ 10
HZO, Inc. and Subsidiaries
Convertible Securities
Derivative liability						50,881,000		$ 3,396,000	$ 1,052,000
Other expense						280,000
Conversion price	$ 0.00049
Loss on extinguishment of debt	$ 3,071,000						$ 3,071,008	3,071,008
Warrant liability						$ 2,066,673		51,673	57,984
HZO, Inc. and Subsidiaries | Series 2-B
Convertible Securities
Value of stock issued upon conversion of debt							3,775,427	3,775,427
HZO, Inc. and Subsidiaries | 2024 Notes
Convertible Securities
Proceeds from notes					$ 4,772,907		$ 1,000,000	1,000,000	3,772,907
Interest rate					12.00%		12.00%
Derivative liability							$ 289,000	289,000	1,050,000
Debt discount							135,000	135,000	2,000
Payment of deferred financing costs							116,440	116,440
Amortization of deferred financing costs							16,655	16,655	$ 27,614
Accrued interest	$ 169,711
Conversion price	$ 0.00049
Value of stock issued upon conversion of debt	$ 8,553,000						8,553,000
HZO, Inc. and Subsidiaries | 2024 Notes | Series 2-B
Convertible Securities
Number of shares issued upon conversion of notes	6,027,707,347			6,027,707,347
Conversion price	$ 0.00049			$ 0.00049
HZO, Inc. and Subsidiaries | 2024 Notes | Series 2-C
Convertible Securities
Number of shares issued upon conversion of notes	4,059,267,542
Conversion price	$ 0.00049
HZO, Inc. and Subsidiaries | 2025 Notes
Convertible Securities
Proceeds from notes			$ 5,353,018
Interest rate			12.00%			12.00%
Derivative liability			$ 3,392,000					3,392,000
Debt discount						$ 42,646,000		4,000
Payment of deferred financing costs			$ 24,502					24,502
Amortization of deferred financing costs						1,802,434		366,988
Unamortized debt discount						$ 1,502,029		$ 3,295,670
HZO, Inc. and Subsidiaries | 2026 Notes
Convertible Securities
Proceeds from notes		$ 15,500,209
Interest rate						12.00%
Interest expenses of promissory notes						$ 877,370	$ 63,099
HZO, Inc. and Subsidiaries | 2026 recorded as derivative liability
Convertible Securities
Derivative liability		4,559,000
Payment of deferred financing costs		$ 56,458
Amortization of deferred financing costs						1,521,494
Unamortized debt discount						3,085,172
HZO, Inc. and Subsidiaries | 2026 recorded as warrant liability
Convertible Securities
Unamortized debt discount						$ 1,010,666
Exercisable warrant						709,845,703
Exercise price of warrants						$ 0.0001
Term of warrant						5 years
Warrant liability						$ 1,516,000
Interest expense						$ 505,333